Seligman Funds

March 2, 2009

Mr. Brent Fields

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Seligman High Income Fund Series, Inc. (the “Fund”)
Post-Effective Amendment No. 40
File Nos. 2-93076, 811-4103

Dear Mr. Fields:

Enclosed, please find copies of Post-Effective Amendment No. 40 (the “Filing”) to the registration statement on Form N-1A of the Fund filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”).

The Filing is being made pursuant to Rule 485(a)(1) of the 1933 Act to reflect: (i) changes to the “Principal Investment Strategies” section of the prospectuses for Seligman High-Yield Fund and Seligman U.S. Government Securities Fund, each a series of the Fund; and (ii) the change of control of J. & W. Seligman & Co. Incorporated (“Seligman”) as a result of Ameriprise Financial, Inc.’s acquisition of Seligman on November 7, 2008.

If you have any questions or comments, please contact the undersigned at (212) 850-1703.

Very truly yours,

/s/Joseph D’Alessandro

Joseph D’Alessandro

Assistant Secretary

cc: Keith O’Connell